Trade and other receivables, and prepayments	12 Months Ended
Dec. 31, 2024
Trade and other current receivables, and prepayments [Abstract]
Trade and other receivables, and prepayments
16.	Trade and other receivables, and prepayments

	Note	2024 US$’000	2023 US$’000
Trade receivables
-non-related parties		323,175	389,384
Contract assets
-non-related parties		80,838	118,460
Less: Allowance made for trade receivables and contract assets
-non-related parties	24(b)	—	—
Trade receivables – net		404,013	507,844
Prepayments		16,159	21,274
Other receivables
- non-related parties		83,664	60,592
		503,836	589,710

The carrying amounts of trade and other receivables, and prepayments, principally denominated in United States Dollars, approximate their fair values due to the short period to maturity.

Included within trade and other receivables, and prepayments as at the financial years ended 2024 and 2023 are contract assets. These contract assets relate to the Group’s rights to consideration for proportional performance from voyage charters in progress at the balance sheet date. These contract assets are transferred to trade receivables when the rights to such consideration become unconditional, typically when the Group has satisfied its performance obligations upon completion of the voyage. As voyage charters in progress have an expected duration of less than one year, the Group applies the practical expedient available under IFRS 15 and does not disclose information about remaining performance obligations as at balance sheet date. There were no impairment losses recognised on contract assets (2023: US$Nil).